Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.(1)	13,683	$ 2,270,420
Curtiss-Wright Corp.	8,907	1,487,380
HEICO Corp.	9,763	1,499,987
Hexcel Corp.	20,307	1,195,067
Woodward, Inc.	11,468	1,107,924
		$ 7,560,778
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	18,195	$ 1,665,934
Expeditors International of Washington, Inc.	23,113	2,401,903
FedEx Corp.	31,663	5,484,032
GXO Logistics, Inc.(1)	14,264	608,930
United Parcel Service, Inc., Class B	99,919	17,369,919
		$27,530,718
Airlines — 0.2%
Alaska Air Group, Inc.(1)	19,298	$828,656
American Airlines Group, Inc.(1)	88,283	1,122,960
Delta Air Lines, Inc.(1)	93,279	3,065,148
Southwest Airlines Co.(1)	83,589	2,814,442
		$7,831,206
Auto Components — 0.2%
Aptiv PLC(1)	37,983	$3,537,357
Autoliv, Inc.	10,909	835,411
BorgWarner, Inc.	34,215	1,377,154
Gentex Corp.	28,406	774,631
Lear Corp.	8,990	1,114,940
		$7,639,493
Automobiles — 1.5%
Ford Motor Co.	523,490	$6,088,189
General Motors Co.	193,749	6,517,716
Harley-Davidson, Inc.	17,804	740,647
Rivian Automotive, Inc., Class A(1)	70,559	1,300,402
Tesla, Inc.(1)	329,749	40,618,482
Thor Industries, Inc.	6,696	505,481
		$55,770,917
Banks — 5.1%
Bank of America Corp.	947,553	$31,382,955
Bank OZK	23,188	928,911
BOK Financial Corp.	2,833	294,037
Cadence Bank	27,579	680,098
Security	Shares	Value
Banks (continued)
Citigroup, Inc.	291,774	$ 13,196,938
Citizens Financial Group, Inc.	74,149	2,919,246
Comerica, Inc.	21,543	1,440,150
Commerce Bancshares, Inc.	19,902	1,354,729
Cullen/Frost Bankers, Inc.	10,212	1,365,344
East West Bancorp, Inc.	19,690	1,297,571
F.N.B. Corp.	52,079	679,631
Fifth Third Bancorp	108,172	3,549,123
First Citizens Bancshares, Inc., Class A	1,638	1,242,194
First Financial Bankshares, Inc.	16,059	552,430
First Horizon Corp.	80,133	1,963,259
First Interstate BancSystem, Inc., Class A	13,689	529,080
First Republic Bank	28,953	3,529,081
Glacier Bancorp, Inc.	19,816	979,307
Hancock Whitney Corp.	12,858	622,199
Home BancShares, Inc.	22,755	518,586
Huntington Bancshares, Inc.	219,142	3,089,902
JPMorgan Chase & Co.	369,692	49,575,697
KeyCorp	139,902	2,437,093
M&T Bank Corp.	25,239	3,661,169
Old National Bancorp	43,636	784,575
Pinnacle Financial Partners, Inc.	9,343	685,776
PNC Financial Services Group, Inc. (The)	60,971	9,629,760
Popular, Inc.	9,320	618,102
Prosperity Bancshares, Inc.	12,231	888,949
Regions Financial Corp.	142,291	3,067,794
ServisFirst Bancshares, Inc.	7,322	504,559
Signature Bank	10,308	1,187,688
SouthState Corp.	12,620	963,663
SVB Financial Group(1)	8,501	1,956,420
Synovus Financial Corp.	25,700	965,035
Truist Financial Corp.	200,620	8,632,679
U.S. Bancorp	225,178	9,820,013
UMB Financial Corp.	8,611	719,191
United Bankshares, Inc.	15,496	627,433
Valley National Bancorp	80,051	905,377
Webster Financial Corp.	24,164	1,143,924
Wells Fargo & Co.	555,491	22,936,223
Western Alliance Bancorp	14,818	882,560
Wintrust Financial Corp.	10,651	900,223
Zions Bancorp NA	19,408	954,097
		$196,562,771
Beverages — 1.9%
Coca-Cola Co. (The)	534,844	$34,021,427
Coca-Cola Consolidated, Inc.	885	453,439
Keurig Dr Pepper, Inc.	161,842	5,771,286

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Beverages (continued)
PepsiCo, Inc.	186,781	$ 33,743,855
		$ 73,990,007
Biotechnology — 3.8%
AbbVie, Inc.	235,719	$ 38,094,548
Alkermes PLC(1)	25,933	677,629
Alnylam Pharmaceuticals, Inc.(1)	19,078	4,533,887
Amgen, Inc.	81,037	21,283,558
Apellis Pharmaceuticals, Inc.(1)	14,184	733,455
Biogen, Inc.(1)	23,103	6,397,683
Biohaven, Ltd.(1)	5,311	73,717
BioMarin Pharmaceutical, Inc.(1)	30,109	3,115,980
Exact Sciences Corp.(1)	25,895	1,282,061
Exelixis, Inc.(1)	40,744	653,534
Gilead Sciences, Inc.	204,081	17,520,354
Halozyme Therapeutics, Inc.(1)	25,431	1,447,024
Horizon Therapeutics PLC(1)	38,524	4,384,031
Incyte Corp.(1)	31,597	2,537,871
Ionis Pharmaceuticals, Inc.(1)	19,122	722,238
Moderna, Inc.(1)	53,504	9,610,388
Neurocrine Biosciences, Inc.(1)	16,355	1,953,441
Regeneron Pharmaceuticals, Inc.(1)	16,433	11,856,245
Sarepta Therapeutics, Inc.(1)	12,073	1,564,419
Seagen, Inc.(1)	22,368	2,874,512
United Therapeutics Corp.(1)	7,777	2,162,706
Vertex Pharmaceuticals, Inc.(1)	41,359	11,943,652
		$145,422,933
Building Products — 1.0%
Advanced Drainage Systems, Inc.	13,343	$1,093,726
Allegion PLC	18,093	1,904,469
Carlisle Cos., Inc.	17,468	4,116,334
Carrier Global Corp.	179,670	7,411,387
Fortune Brands Innovations, Inc.	17,279	986,804
Johnson Controls International PLC	141,633	9,064,512
Lennox International, Inc.	6,566	1,570,784
Masco Corp.	31,627	1,476,032
MasterBrand, Inc.(1)	17,279	130,456
Owens Corning	30,677	2,616,748
Simpson Manufacturing Co., Inc.	8,648	766,732
Trane Technologies PLC	47,520	7,987,637
Trex Co., Inc.(1)	14,931	632,029
UFP Industries, Inc.	5,762	456,639
		$40,214,289
Security	Shares	Value
Capital Markets — 4.2%
Affiliated Managers Group, Inc.	5,309	$ 841,105
Ameriprise Financial, Inc.	16,733	5,210,154
Ares Management Corp., Class A	21,755	1,488,912
Bank of New York Mellon Corp. (The)	124,864	5,683,809
BlackRock, Inc.	22,824	16,173,771
Blackstone, Inc.	105,633	7,836,912
Carlyle Group, Inc. (The)	24,373	727,290
Cboe Global Markets, Inc.	16,484	2,068,248
Charles Schwab Corp. (The)	231,155	19,245,965
CME Group, Inc.	54,362	9,141,514
Coinbase Global, Inc., Class A(1)	22,348	790,896
Evercore, Inc., Class A	7,099	774,359
FactSet Research Systems, Inc.	5,632	2,259,615
Franklin Resources, Inc.	47,893	1,263,417
Goldman Sachs Group, Inc. (The)	51,384	17,644,238
Houlihan Lokey, Inc.	5,612	489,142
Interactive Brokers Group, Inc., Class A	14,226	1,029,251
Intercontinental Exchange, Inc.	84,061	8,623,818
Invesco, Ltd.	58,955	1,060,601
Jefferies Financial Group, Inc.	29,880	1,024,286
KKR & Co., Inc.	88,850	4,124,417
LPL Financial Holdings, Inc.	11,232	2,428,022
MarketAxess Holdings, Inc.	4,905	1,367,956
Moody's Corp.	23,742	6,614,996
Morningstar, Inc.	3,966	858,996
MSCI, Inc.	11,624	5,407,136
Nasdaq, Inc.	48,816	2,994,862
Northern Trust Corp.	33,282	2,945,124
Raymond James Financial, Inc.	29,392	3,140,535
S&P Global, Inc.	48,593	16,275,739
SEI Investments Co.	14,768	860,974
State Street Corp.	56,784	4,404,735
Stifel Financial Corp.	17,068	996,259
T. Rowe Price Group, Inc.	35,016	3,818,845
Tradeweb Markets, Inc., Class A	17,457	1,133,483
Virtu Financial, Inc., Class A	16,534	337,459
		$161,086,841
Chemicals — 1.6%
Air Products & Chemicals, Inc.	44,204	$13,626,325
Ashland, Inc.	9,807	1,054,547
Avient Corp.	22,057	744,644
Axalta Coating Systems, Ltd.(1)	50,541	1,287,279
Cabot Corp.	11,242	751,415
Celanese Corp.	24,355	2,490,055
Eastman Chemical Co.	24,642	2,006,845

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
Ecolab, Inc.	52,869	$ 7,695,612
Element Solutions, Inc.	46,654	848,636
FMC Corp.	27,536	3,436,493
Huntsman Corp.	46,294	1,272,159
International Flavors & Fragrances, Inc.	51,898	5,440,986
Livent Corp.(1)	32,336	642,516
Mosaic Co. (The)	75,007	3,290,557
PPG Industries, Inc.	48,112	6,049,603
Sherwin-Williams Co. (The)	50,635	12,017,205
		$62,654,877
Commercial Services & Supplies — 0.9%
Cintas Corp.	10,956	$4,947,949
Clean Harbors, Inc.(1)	12,237	1,396,487
Copart, Inc.(1)	61,560	3,748,388
IAA, Inc.(1)	15,744	629,760
MSA Safety, Inc.	8,207	1,183,367
Republic Services, Inc.	45,003	5,804,937
Stericycle, Inc.(1)	21,286	1,061,959
Tetra Tech, Inc.	11,133	1,616,400
Waste Management, Inc.	81,892	12,847,217
		$33,236,464
Communications Equipment — 1.0%
Arista Networks, Inc.(1)	29,864	$3,623,996
Ciena Corp.(1)	16,458	839,029
Cisco Systems, Inc.	538,102	25,635,179
F5, Inc.(1)	8,244	1,183,097
Juniper Networks, Inc.	37,122	1,186,419
Lumentum Holdings, Inc.(1)	9,562	498,850
Motorola Solutions, Inc.	22,404	5,773,735
		$38,740,305
Construction & Engineering — 0.4%
AECOM	33,272	$2,825,791
EMCOR Group, Inc.	9,924	1,469,844
MasTec, Inc.(1)	11,461	977,967
Quanta Services, Inc.	31,366	4,469,655
Valmont Industries, Inc.	5,012	1,657,318
WillScot Mobile Mini Holdings Corp.(1)	45,640	2,061,559
		$13,462,134
Construction Materials — 0.2%
Vulcan Materials Co.	44,876	$7,858,236
		$7,858,236
Security	Shares	Value
Consumer Finance — 0.8%
Ally Financial, Inc.	42,829	$ 1,047,169
American Express Co.	92,969	13,736,170
Capital One Financial Corp.	57,446	5,340,180
Credit Acceptance Corp.(1)(2)	584	277,050
Discover Financial Services	42,144	4,122,947
OneMain Holdings, Inc.	16,018	533,560
SLM Corp.	48,615	807,009
SoFi Technologies, Inc.(1)	118,404	545,842
Synchrony Financial	73,453	2,413,666
Upstart Holdings, Inc.(1)(2)	10,000	132,200
		$28,955,793
Containers & Packaging — 0.5%
AptarGroup, Inc.	13,340	$1,467,133
Avery Dennison Corp.	17,565	3,179,265
Ball Corp.	65,196	3,334,123
Berry Global Group, Inc.	29,481	1,781,537
Crown Holdings, Inc.	23,626	1,942,293
Graphic Packaging Holding Co.	70,872	1,576,902
Packaging Corp. of America	20,749	2,654,005
Silgan Holdings, Inc.	20,778	1,077,132
Sonoco Products Co.	23,526	1,428,263
WestRock Co.	51,235	1,801,423
		$20,242,076
Distributors — 0.2%
Genuine Parts Co.	18,010	$3,124,915
LKQ Corp.	37,177	1,985,624
Pool Corp.	4,776	1,443,928
		$6,554,467
Diversified Consumer Services — 0.1%
ADT, Inc.	13,747	$124,685
Bright Horizons Family Solutions, Inc.(1)	8,169	515,464
H&R Block, Inc.	23,553	859,920
Service Corp. International	19,420	1,342,699
		$2,842,768
Diversified Financial Services — 0.1%
Equitable Holdings, Inc.	50,312	$1,443,954
Voya Financial, Inc.	12,965	797,218
		$2,241,172
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	931,086	$17,141,293
Iridium Communications, Inc.(1)	16,712	858,997

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc.	151,454	$ 790,590
Verizon Communications, Inc.	546,777	21,543,014
		$ 40,333,894
Electric Utilities — 1.4%
Alliant Energy Corp.	58,678	$ 3,239,612
Avangrid, Inc.	20,591	885,001
Constellation Energy Corp.	72,819	6,277,726
Eversource Energy	75,930	6,365,971
Hawaiian Electric Industries, Inc.	22,356	935,599
NextEra Energy, Inc.	293,856	24,566,361
NRG Energy, Inc.	52,752	1,678,569
Portland General Electric Co.	21,243	1,040,907
Xcel Energy, Inc.	120,044	8,416,285
		$53,406,031
Electrical Equipment — 1.3%
Acuity Brands, Inc.	6,339	$1,049,802
AMETEK, Inc.	47,068	6,576,341
Atkore, Inc.(1)	8,944	1,014,429
ChargePoint Holdings, Inc.(1)(2)	33,725	321,399
Eaton Corp. PLC	81,000	12,712,950
Emerson Electric Co.	125,269	12,033,340
Generac Holdings, Inc.(1)	12,162	1,224,227
Hubbell, Inc.	10,910	2,560,359
nVent Electric PLC	38,336	1,474,786
Plug Power, Inc.(1)(2)	64,158	793,635
Regal Rexnord Corp.	15,283	1,833,654
Rockwell Automation, Inc.	23,683	6,100,030
Sensata Technologies Holding PLC	31,243	1,261,592
Sunrun, Inc.(1)	29,423	706,740
		$49,663,284
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	126,543	$9,634,984
Arrow Electronics, Inc.(1)	6,623	692,567
Avnet, Inc.	12,127	504,241
CDW Corp.	17,531	3,130,686
Cognex Corp.	35,063	1,651,818
Coherent Corp.(1)	34,453	1,209,300
Corning, Inc.	94,432	3,016,158
IPG Photonics Corp.(1)	3,804	360,125
Jabil, Inc.	15,935	1,086,767
Keysight Technologies, Inc.(1)	38,348	6,560,192
Littelfuse, Inc.	4,405	969,981
National Instruments Corp.	12,572	463,907
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Novanta, Inc.(1)	7,626	$ 1,036,145
Rogers Corp.(1)	2,455	292,980
TD SYNNEX Corp.	3,656	346,260
Teledyne Technologies, Inc.(1)	9,519	3,806,743
Trimble, Inc.(1)	51,466	2,602,121
Zebra Technologies Corp., Class A(1)	6,550	1,679,485
		$ 39,044,460
Energy Equipment & Services — 0.2%
Baker Hughes Co.	318,162	$9,395,324
		$9,395,324
Entertainment — 1.4%
AMC Entertainment Holdings, Inc., Class A(1)(2)	74,379	$302,722
Electronic Arts, Inc.	34,345	4,196,272
Liberty Media Corp.-Liberty Formula One, Class A(1)	2,450	130,903
Live Nation Entertainment, Inc.(1)	21,315	1,486,508
Netflix, Inc.(1)	57,781	17,038,461
Playtika Holding Corp.(1)	20,000	170,200
ROBLOX Corp., Class A(1)	53,154	1,512,763
Roku, Inc.(1)	15,348	624,664
Take-Two Interactive Software, Inc.(1)	20,124	2,095,512
Walt Disney Co. (The)(1)	266,478	23,151,609
Warner Bros. Discovery, Inc.(1)	319,939	3,033,022
Warner Music Group Corp., Class A	19,984	699,840
		$54,442,476
Food & Staples Retailing — 1.8%
Albertsons Cos., Inc., Class A	40,985	$850,029
BJ's Wholesale Club Holdings, Inc.(1)	16,609	1,098,851
Casey's General Stores, Inc.	6,806	1,526,926
Costco Wholesale Corp.	55,690	25,422,485
Kroger Co. (The)	130,298	5,808,685
Performance Food Group Co.(1)	25,075	1,464,129
Sysco Corp.	93,246	7,128,657
US Foods Holding Corp.(1)	40,557	1,379,749
Walmart, Inc.	175,901	24,941,003
		$69,620,514
Food Products — 1.7%
Bunge, Ltd.	29,203	$2,913,583
Campbell Soup Co.	35,599	2,020,243
Conagra Brands, Inc.	87,883	3,401,072
Darling Ingredients, Inc.(1)	28,014	1,753,396
Flowers Foods, Inc.	42,955	1,234,527
General Mills, Inc.	110,895	9,298,546

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
Hershey Co. (The)	26,735	$ 6,191,024
Hormel Foods Corp.	49,662	2,262,104
Ingredion, Inc.	13,407	1,312,948
JM Smucker Co. (The)	20,348	3,224,344
Kellogg Co.	46,588	3,318,929
Kraft Heinz Co. (The)	147,567	6,007,453
Lamb Weston Holdings, Inc.	27,892	2,492,429
McCormick & Co., Inc.	49,732	4,122,285
Mondelez International, Inc., Class A	240,890	16,055,319
Post Holdings, Inc.(1)	8,120	732,911
		$66,341,113
Gas Utilities — 0.1%
New Jersey Resources Corp.	22,897	$1,136,149
ONE Gas, Inc.	12,707	962,174
		$2,098,323
Health Care Equipment & Supplies — 4.1%
Abbott Laboratories	252,668	$27,740,420
Align Technology, Inc.(1)	11,873	2,504,016
Baxter International, Inc.	82,273	4,193,455
Becton, Dickinson and Co.	46,619	11,855,212
Boston Scientific Corp.(1)	233,184	10,789,424
Cooper Cos., Inc. (The)	8,098	2,677,765
DENTSPLY SIRONA, Inc.	35,033	1,115,451
DexCom, Inc.(1)	60,199	6,816,935
Edwards Lifesciences Corp.(1)	97,295	7,259,180
Envista Holdings Corp.(1)	21,529	724,881
Globus Medical, Inc., Class A(1)	12,421	922,508
Hologic, Inc.(1)	39,658	2,966,815
ICU Medical, Inc.(1)	3,229	508,503
IDEXX Laboratories, Inc.(1)	13,164	5,370,385
Inspire Medical Systems, Inc.(1)	4,579	1,153,358
Insulet Corp.(1)	11,231	3,306,294
Integra LifeSciences Holdings Corp.(1)	9,182	514,835
Intuitive Surgical, Inc.(1)	56,282	14,934,429
iRhythm Technologies, Inc.(1)	4,710	441,186
Masimo Corp.(1)	8,514	1,259,646
Medtronic PLC	216,939	16,860,499
Novocure, Ltd.(1)	18,792	1,378,393
Omnicell, Inc.(1)	6,616	333,579
Penumbra, Inc.(1)	6,629	1,474,687
ResMed, Inc.	23,832	4,960,154
Shockwave Medical, Inc.(1)	5,758	1,183,902
STERIS PLC	17,128	3,163,370
Stryker Corp.	57,453	14,046,684
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Tandem Diabetes Care, Inc.(1)	8,579	$ 385,626
Teleflex, Inc.	7,790	1,944,618
Zimmer Biomet Holdings, Inc.	32,844	4,187,610
		$ 156,973,820
Health Care Providers & Services — 2.0%
agilon health, Inc.(1)	33,819	$ 545,839
AMN Healthcare Services, Inc.(1)	6,399	657,945
Centene Corp.(1)	87,939	7,211,877
Chemed Corp.	2,008	1,024,943
CVS Health Corp.	205,260	19,128,179
DaVita, Inc.(1)	10,074	752,226
Elevance Health, Inc.	37,850	19,415,914
Encompass Health Corp.	12,962	775,257
Enhabit, Inc.(1)	6,481	85,290
Ensign Group, Inc. (The)	8,432	797,752
Guardant Health, Inc.(1)	14,210	386,512
HealthEquity, Inc.(1)	11,570	713,175
Henry Schein, Inc.(1)	23,039	1,840,125
Humana, Inc.	20,646	10,574,675
Laboratory Corp. of America Holdings	15,215	3,582,828
LHC Group, Inc.(1)	4,578	740,217
Molina Healthcare, Inc.(1)	8,844	2,920,466
Option Care Health, Inc.(1)	22,841	687,286
Premier, Inc., Class A	18,849	659,338
Quest Diagnostics, Inc.	18,791	2,939,664
R1 RCM, Inc.(1)	26,713	292,507
		$75,732,015
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	11,619	$389,933
Teladoc Health, Inc.(1)(2)	24,329	575,381
Veeva Systems, Inc., Class A(1)	18,981	3,063,154
		$4,028,468
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A(1)	47,958	$4,100,409
Aramark	50,268	2,078,079
Booking Holdings, Inc.(1)	5,022	10,120,736
Chipotle Mexican Grill, Inc.(1)	5,057	7,016,537
Choice Hotels International, Inc.	3,713	418,232
Darden Restaurants, Inc.	21,645	2,994,153
Domino's Pizza, Inc.	6,084	2,107,498
Expedia Group, Inc.(1)	18,923	1,657,655
Hilton Grand Vacations, Inc.(1)	12,459	480,170
Hilton Worldwide Holdings, Inc.	40,408	5,105,955

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp., Class A(1)	5,059	$ 457,586
Marriott International, Inc., Class A	39,346	5,858,226
Marriott Vacations Worldwide Corp.	4,891	658,280
Planet Fitness, Inc., Class A(1)	12,440	980,272
Starbucks Corp.	185,010	18,352,992
Texas Roadhouse, Inc.	13,421	1,220,640
Travel + Leisure Co.	9,867	359,159
Vail Resorts, Inc.	6,182	1,473,480
Wyndham Hotels & Resorts, Inc.	11,818	842,741
Yum! Brands, Inc.	51,532	6,600,218
		$72,883,018
Household Durables — 0.6%
D.R. Horton, Inc.	68,673	$6,121,511
Helen of Troy, Ltd.(1)	2,654	294,355
Leggett & Platt, Inc.	15,713	506,430
Lennar Corp., Class A	59,037	5,342,849
Mohawk Industries, Inc.(1)	7,595	776,361
Newell Brands, Inc.	43,520	569,242
NVR, Inc.(1)	687	3,168,842
PulteGroup, Inc.	49,227	2,241,305
Tempur Sealy International, Inc.	15,281	524,597
TopBuild Corp.(1)	6,941	1,086,197
Whirlpool Corp.	7,454	1,054,443
		$21,686,132
Household Products — 1.7%
Church & Dwight Co., Inc.	28,139	$2,268,285
Clorox Co. (The)	15,502	2,175,395
Colgate-Palmolive Co.	104,344	8,221,264
Kimberly-Clark Corp.	43,472	5,901,324
Procter & Gamble Co. (The)	296,782	44,980,280
		$63,546,548
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	156,735	$4,507,699
Brookfield Renewable Corp., Class A	44,460	1,224,428
Clearway Energy, Inc., Class C	22,211	707,865
Ormat Technologies, Inc.(2)	10,753	929,919
		$7,369,911
Insurance — 2.7%
Aflac, Inc.	85,800	$6,172,452
Allstate Corp. (The)	40,309	5,465,900
American Financial Group, Inc.	8,904	1,222,341
American International Group, Inc.	113,264	7,162,815
Security	Shares	Value
Insurance (continued)
Arch Capital Group, Ltd.(1)	51,514	$ 3,234,049
Assurant, Inc.	7,237	905,059
Axis Capital Holdings, Ltd.	11,680	632,706
Brown & Brown, Inc.	38,360	2,185,369
Cincinnati Financial Corp.	23,625	2,418,964
Enstar Group, Ltd.(1)	2,089	482,643
Erie Indemnity Co., Class A	3,679	915,041
Everest Re Group, Ltd.	6,034	1,998,883
F&G Annuities & Life, Inc.(1)	2,712	54,267
Fidelity National Financial, Inc.	39,896	1,500,888
First American Financial Corp.	12,153	636,088
Globe Life, Inc.	13,850	1,669,617
Hanover Insurance Group, Inc. (The)	4,418	597,004
Hartford Financial Services Group, Inc. (The)	46,087	3,494,777
Kinsale Capital Group, Inc.	3,254	850,986
Lincoln National Corp.	20,704	636,027
Markel Corp.(1)	2,001	2,636,297
Marsh & McLennan Cos., Inc.	75,378	12,473,551
MetLife, Inc.	99,000	7,164,630
Old Republic International Corp.	42,947	1,037,170
Primerica, Inc.	5,736	813,480
Principal Financial Group, Inc.	36,178	3,036,058
Progressive Corp. (The)	88,088	11,425,894
Prudential Financial, Inc.	57,669	5,735,759
Reinsurance Group of America, Inc.	11,341	1,611,443
RenaissanceRe Holdings, Ltd.	7,066	1,301,769
RLI Corp.	4,743	622,614
Ryan Specialty Holdings, Inc.(1)	10,000	415,100
Selective Insurance Group, Inc.	8,916	790,047
Travelers Cos., Inc. (The)	35,348	6,627,397
Unum Group	26,123	1,071,827
W.R. Berkley Corp.	31,841	2,310,701
Willis Towers Watson PLC	16,915	4,137,071
		$105,446,684
Interactive Media & Services — 3.2%
Alphabet, Inc., Class A(1)	1,321,997	$116,639,795
IAC, Inc.(1)	12,541	556,821
Match Group, Inc.(1)	34,813	1,444,391
Pinterest, Inc., Class A(1)	74,626	1,811,919
Snap, Inc., Class A(1)	139,856	1,251,711
ZoomInfo Technologies, Inc., Class A(1)	36,468	1,098,052
		$122,802,689
Internet & Direct Marketing Retail — 2.5%
Amazon.com, Inc.(1)	1,059,815	$89,024,460

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Internet & Direct Marketing Retail (continued)
Chewy, Inc., Class A(1)(2)	9,570	$ 354,855
eBay, Inc.	68,222	2,829,166
Etsy, Inc.(1)	16,765	2,008,112
Wayfair, Inc., Class A(1)(2)	8,757	288,018
		$ 94,504,611
IT Services — 5.3%
Accenture PLC, Class A	86,595	$ 23,107,010
Affirm Holdings, Inc.(1)(2)	25,669	248,219
Akamai Technologies, Inc.(1)	21,008	1,770,974
Amdocs, Ltd.	14,063	1,278,327
Automatic Data Processing, Inc.	54,128	12,929,014
Block, Inc., Class A(1)	68,304	4,292,223
Broadridge Financial Solutions, Inc.	16,128	2,163,249
Cloudflare, Inc., Class A(1)	36,158	1,634,703
Cognizant Technology Solutions Corp., Class A	70,053	4,006,331
Concentrix Corp.	7,077	942,373
DXC Technology Co.(1)	27,082	717,673
EPAM Systems, Inc.(1)	7,499	2,457,722
Euronet Worldwide, Inc.(1)	7,279	686,992
ExlService Holdings, Inc.(1)	4,250	720,078
Fidelity National Information Services, Inc.	74,819	5,076,469
Fiserv, Inc.(1)	81,126	8,199,405
Gartner, Inc.(1)	10,259	3,448,460
Genpact, Ltd.	18,622	862,571
International Business Machines Corp.	116,953	16,477,508
Jack Henry & Associates, Inc.	8,677	1,523,334
Marqeta, Inc., Class A(1)	50,122	306,245
Mastercard, Inc., Class A	111,024	38,606,376
Okta, Inc.(1)	19,582	1,338,038
Paychex, Inc.	43,069	4,977,054
PayPal Holdings, Inc.(1)	148,700	10,590,414
Snowflake, Inc., Class A(1)	35,444	5,087,632
SS&C Technologies Holdings, Inc.	27,152	1,413,533
Thoughtworks Holding, Inc.(1)(2)	20,000	203,800
Toast, Inc., Class A(1)(2)	48,845	880,675
Twilio, Inc., Class A(1)	23,304	1,140,964
VeriSign, Inc.(1)	12,043	2,474,114
Visa, Inc., Class A	209,983	43,626,068
WEX, Inc.(1)	6,147	1,005,957
		$204,193,505
Leisure Products — 0.1%
Brunswick Corp.	13,999	$1,009,048
Hasbro, Inc.	15,358	936,991
Security	Shares	Value
Leisure Products (continued)
Mattel, Inc.(1)	49,315	$ 879,780
		$ 2,825,819
Life Sciences Tools & Services — 2.7%
10X Genomics, Inc., Class A(1)	11,756	$ 428,389
Agilent Technologies, Inc.	49,107	7,348,863
Avantor, Inc.(1)	114,522	2,415,269
Azenta, Inc.	12,353	719,192
Bio-Rad Laboratories, Inc., Class A(1)	3,262	1,371,638
Bio-Techne Corp.	25,248	2,092,554
Bruker Corp.	18,228	1,245,884
Charles River Laboratories International, Inc.(1)	7,469	1,627,495
Danaher Corp.	96,599	25,639,307
Illumina, Inc.(1)	24,639	4,982,006
IQVIA Holdings, Inc.(1)	30,724	6,295,040
Medpace Holdings, Inc.(1)	3,135	665,905
Mettler-Toledo International, Inc.(1)	3,646	5,270,111
PerkinElmer, Inc.	21,586	3,026,789
Repligen Corp.(1)(2)	8,424	1,426,268
Syneos Health, Inc.(1)	14,896	546,385
Thermo Fisher Scientific, Inc.	55,183	30,388,726
Waters Corp.(1)	10,180	3,487,464
West Pharmaceutical Services, Inc.	12,724	2,994,593
		$101,971,878
Machinery — 3.6%
AGCO Corp.	14,149	$1,962,325
Caterpillar, Inc.	84,137	20,155,860
Chart Industries, Inc.(1)(2)	8,366	964,014
CNH Industrial NV	215,063	3,453,912
Cummins, Inc.	30,016	7,272,577
Deere & Co.	45,188	19,374,807
Donaldson Co., Inc.	24,605	1,448,496
Dover Corp.	28,220	3,821,270
Evoqua Water Technologies Corp.(1)	24,066	953,014
Flowserve Corp.	20,984	643,789
Fortive Corp.	72,508	4,658,639
Graco, Inc.	37,412	2,516,331
IDEX Corp.	16,025	3,658,988
Illinois Tool Works, Inc.	61,252	13,493,816
Ingersoll Rand, Inc.	87,528	4,573,338
ITT, Inc.	14,928	1,210,661
Lincoln Electric Holdings, Inc.	12,983	1,875,914
Middleby Corp. (The)(1)	11,897	1,593,008
Nordson Corp.	11,645	2,768,249
Oshkosh Corp.	14,015	1,235,983

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Otis Worldwide Corp.	87,007	$ 6,813,518
PACCAR, Inc.	73,907	7,314,576
Parker-Hannifin Corp.	27,421	7,979,511
Pentair PLC	32,829	1,476,648
Snap-on, Inc.	10,690	2,442,558
Stanley Black & Decker, Inc.	30,319	2,277,563
Timken Co. (The)	15,844	1,119,695
Toro Co. (The)	21,586	2,443,535
Watts Water Technologies, Inc., Class A	4,503	658,474
Westinghouse Air Brake Technologies Corp.	38,308	3,823,522
Xylem, Inc.	39,147	4,328,484
		$138,313,075
Media — 0.9%
Altice USA, Inc., Class A(1)	28,920	$133,032
Cable One, Inc.	504	358,777
Charter Communications, Inc., Class A(1)	13,622	4,619,220
Comcast Corp., Class A	555,027	19,409,294
Interpublic Group of Cos., Inc. (The)	55,503	1,848,805
Liberty Broadband Corp., Class C(1)	18,039	1,375,835
New York Times Co. (The), Class A	28,612	928,746
Omnicom Group, Inc.	32,306	2,635,200
Paramount Global, Class B	91,715	1,548,149
Sirius XM Holdings, Inc.(2)	77,170	450,673
TEGNA, Inc.	31,824	674,351
Trade Desk, Inc. (The), Class A(1)	55,116	2,470,850
		$36,452,932
Metals & Mining — 0.5%
Commercial Metals Co.	39,906	$1,927,460
Nucor Corp.	69,457	9,155,127
Reliance Steel & Aluminum Co.	19,125	3,871,665
Steel Dynamics, Inc.	53,884	5,264,467
		$20,218,719
Multiline Retail — 0.5%
Dillard's, Inc., Class A(2)	1,000	$323,200
Dollar General Corp.	27,931	6,878,009
Dollar Tree, Inc.(1)	27,373	3,871,637
Kohl's Corp.	13,682	345,471
Macy's, Inc.	31,445	649,339
Nordstrom, Inc.(2)	19,715	318,200
Target Corp.	58,696	8,748,052
		$21,133,908
Security	Shares	Value
Multi-Utilities — 0.7%
Ameren Corp.	59,651	$ 5,304,167
CMS Energy Corp.	67,146	4,252,356
Consolidated Edison, Inc.	77,857	7,420,551
Sempra Energy	70,709	10,927,369
		$ 27,904,443
Oil, Gas & Consumable Fuels — 0.0%(3)
Enviva, Inc.(2)	7,500	$ 397,275
New Fortress Energy, Inc.(2)	25,673	1,089,049
		$1,486,324
Paper & Forest Products — 0.0%(3)
Louisiana-Pacific Corp.	8,248	$488,282
		$488,282
Personal Products — 0.2%
Coty, Inc., Class A(1)	22,406	$191,795
Estee Lauder Cos., Inc. (The), Class A	28,678	7,115,299
Olaplex Holdings, Inc.(1)	15,000	78,150
		$7,385,244
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	313,988	$22,591,437
Catalent, Inc.(1)	26,317	1,184,528
Elanco Animal Health, Inc.(1)	74,870	914,911
Eli Lilly & Co.	111,085	40,639,336
Jazz Pharmaceuticals PLC(1)	10,110	1,610,624
Merck & Co., Inc.	339,222	37,636,681
Organon & Co.	37,716	1,053,408
Perrigo Co. PLC	17,537	597,836
Pfizer, Inc.	750,145	38,437,430
Royalty Pharma PLC, Class A	62,154	2,456,326
Zoetis, Inc.	74,381	10,900,536
		$158,023,053
Professional Services — 0.6%
Alight, Inc., Class A(1)	50,000	$418,000
ASGN, Inc.(1)	5,598	456,125
Booz Allen Hamilton Holding Corp.	20,158	2,106,914
CoStar Group, Inc.(1)	58,315	4,506,583
Dun & Bradstreet Holdings, Inc.	29,876	366,280
Equifax, Inc.	17,539	3,408,880
Exponent, Inc.	5,782	572,938
FTI Consulting, Inc.(1)	3,738	593,594
ManpowerGroup, Inc.	8,973	746,643
Robert Half International, Inc.	16,715	1,234,068

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
Science Applications International Corp.	8,747	$ 970,305
TransUnion	28,510	1,617,943
TriNet Group, Inc.(1)	6,210	421,038
Verisk Analytics, Inc.	22,163	3,909,997
		$ 21,329,308
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)	67,906	$ 5,226,046
Howard Hughes Corp. (The)(1)	8,109	619,690
Jones Lang LaSalle, Inc.(1)	9,979	1,590,353
Zillow Group, Inc., Class C(1)(2)	20,583	662,978
		$8,099,067
Road & Rail — 0.9%
Avis Budget Group, Inc.(1)	3,306	$541,953
J.B. Hunt Transport Services, Inc.	12,319	2,147,941
Knight-Swift Transportation Holdings, Inc.	24,186	1,267,588
Landstar System, Inc.	4,999	814,337
Norfolk Southern Corp.	31,945	7,871,887
Old Dominion Freight Line, Inc.	12,507	3,549,236
RXO, Inc.(1)	14,264	245,341
Ryder System, Inc.	6,757	564,682
Saia, Inc.(1)	3,021	633,443
Schneider National, Inc., Class B	10,000	234,000
Union Pacific Corp.	84,093	17,413,138
XPO, Inc.(1)	14,264	474,849
		$35,758,395
Semiconductors & Semiconductor Equipment — 5.6%
Advanced Micro Devices, Inc.(1)	209,310	$13,557,009
Allegro MicroSystems, Inc.(1)	3,950	118,579
Amkor Technology, Inc.	7,055	169,179
Analog Devices, Inc.	66,222	10,862,395
Applied Materials, Inc.	112,883	10,992,546
Broadcom, Inc.	53,174	29,731,179
Cirrus Logic, Inc.(1)	7,380	549,662
Enphase Energy, Inc.(1)	16,417	4,349,848
Entegris, Inc.	17,978	1,179,177
First Solar, Inc.(1)	12,403	1,857,845
GlobalFoundries, Inc.(1)	8,119	437,533
Intel Corp.	542,432	14,336,478
KLA Corp.	18,440	6,952,433
Lam Research Corp.	17,529	7,367,439
Lattice Semiconductor Corp.(1)	15,063	977,287
Marvell Technology, Inc.	106,533	3,945,982
Microchip Technology, Inc.	72,899	5,121,155
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.	141,625	$ 7,078,417
MKS Instruments, Inc.	11,984	1,015,404
Monolithic Power Systems, Inc.	5,327	1,883,680
NVIDIA Corp.	300,476	43,911,563
ON Semiconductor Corp.(1)	57,497	3,586,088
Power Integrations, Inc.	6,062	434,767
Qorvo, Inc.(1)	11,584	1,049,974
QUALCOMM, Inc.	144,618	15,899,303
Semtech Corp.(1)	8,401	241,025
Silicon Laboratories, Inc.(1)	4,402	597,219
Skyworks Solutions, Inc.	20,197	1,840,553
SolarEdge Technologies, Inc.(1)	6,827	1,933,884
Synaptics, Inc.(1)	5,179	492,834
Teradyne, Inc.	21,147	1,847,190
Texas Instruments, Inc.	118,817	19,630,945
Universal Display Corp.	6,342	685,190
Wolfspeed, Inc.(1)(2)	14,678	1,013,369
		$215,647,131
Software — 9.3%
Adobe, Inc.(1)	60,509	$20,363,094
Altair Engineering, Inc., Class A(1)	4,845	220,302
ANSYS, Inc.(1)	10,624	2,566,652
AppLovin Corp., Class A(1)(2)	14,676	154,538
Aspen Technology, Inc.(1)	3,986	818,724
Autodesk, Inc.(1)	27,405	5,121,172
Bill.com Holdings, Inc.(1)	14,150	1,541,784
Black Knight, Inc.(1)	17,171	1,060,309
Blackline, Inc.(1)	6,869	462,078
Cadence Design Systems, Inc.(1)	35,332	5,675,733
Clear Secure, Inc., Class A(2)	10,000	274,300
Coupa Software, Inc.(1)	9,728	770,166
CrowdStrike Holdings, Inc., Class A(1)	26,400	2,779,656
Datadog, Inc., Class A(1)	33,156	2,436,966
DocuSign, Inc.(1)	26,144	1,448,901
Dolby Laboratories, Inc., Class A	6,538	461,191
Dropbox, Inc., Class A(1)	37,922	848,694
Dynatrace, Inc.(1)	28,054	1,074,468
Elastic NV(1)	8,376	431,364
Fair Isaac Corp.(1)	3,886	2,326,082
Five9, Inc.(1)	8,046	546,002
Gen Digital, Inc.	83,482	1,789,019
Guidewire Software, Inc.(1)	13,354	835,426
HubSpot, Inc.(1)	6,360	1,838,867
Informatica, Inc., Class A(1)	13,900	226,431
Intuit, Inc.	35,801	13,934,465
Manhattan Associates, Inc.(1)	6,811	826,855

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Microsoft Corp.	847,916	$ 203,347,215
NCR Corp.(1)	21,903	512,749
Oracle Corp.	204,156	16,687,711
Palo Alto Networks, Inc.(1)	38,607	5,387,221
Paycom Software, Inc.(1)	7,048	2,187,065
Paycor HCM, Inc.(1)	10,000	244,700
Paylocity Holding Corp.(1)	5,269	1,023,556
PTC, Inc.(1)	15,079	1,810,083
Qualtrics International, Inc., Class A(1)	20,000	207,600
Qualys, Inc.(1)	4,602	516,483
Rapid7, Inc.(1)	9,112	309,626
RingCentral, Inc., Class A(1)	12,095	428,163
Roper Technologies, Inc.	14,042	6,067,408
Salesforce, Inc.(1)	125,180	16,597,616
SentinelOne, Inc., Class A(1)	22,483	328,027
ServiceNow, Inc.(1)	26,419	10,257,705
Smartsheet, Inc., Class A(1)	15,781	621,140
Splunk, Inc.(1)	19,469	1,676,086
Synopsys, Inc.(1)	20,363	6,501,702
Tenable Holdings, Inc.(1)	12,123	462,493
Tyler Technologies, Inc.(1)	4,951	1,596,252
VMware, Inc., Class A(1)	29,202	3,584,838
Workday, Inc., Class A(1)	26,925	4,505,360
Zoom Video Communications, Inc., Class A(1)	26,522	1,796,600
Zscaler, Inc.(1)	11,669	1,305,761
		$358,796,399
Specialty Retail — 2.7%
Advance Auto Parts, Inc.	8,266	$1,215,350
AutoNation, Inc.(1)	4,563	489,610
AutoZone, Inc.(1)	2,425	5,980,487
Bath & Body Works, Inc.	29,800	1,255,772
Best Buy Co., Inc.	27,333	2,192,380
Burlington Stores, Inc.(1)	8,582	1,740,086
CarMax, Inc.(1)(2)	19,883	1,210,676
Carvana Co.(1)(2)	10,273	48,694
Dick's Sporting Goods, Inc.	7,829	941,750
Five Below, Inc.(1)	6,997	1,237,559
Floor & Decor Holdings, Inc., Class A(1)(2)	12,454	867,172
GameStop Corp., Class A(1)(2)	31,480	581,121
Gap, Inc. (The)(2)	29,888	337,137
Home Depot, Inc. (The)	127,016	40,119,274
Lithia Motors, Inc., Class A	3,411	698,368
Lowe's Cos., Inc.	75,059	14,954,755
O'Reilly Automotive, Inc.(1)	7,586	6,402,812
Penske Automotive Group, Inc.	4,680	537,872
Petco Health & Wellness Co., Inc.(1)	20,000	189,600
Security	Shares	Value
Specialty Retail (continued)
RH(1)(2)	2,425	$ 647,936
Ross Stores, Inc.	43,372	5,034,188
TJX Cos., Inc. (The)	146,972	11,698,971
Tractor Supply Co.	12,924	2,907,512
Ulta Beauty, Inc.(1)	5,924	2,778,771
Williams-Sonoma, Inc.	10,113	1,162,186
		$ 105,230,039
Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc.	1,824,579	$237,067,549
Dell Technologies, Inc., Class C	38,107	1,532,664
Hewlett Packard Enterprise Co.	173,474	2,768,645
HP, Inc.	139,350	3,744,335
NetApp, Inc.	29,320	1,760,959
Pure Storage, Inc., Class A(1)	33,965	908,903
Seagate Technology Holdings PLC	25,712	1,352,708
Western Digital Corp.(1)	43,838	1,383,089
		$250,518,852
Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings, Ltd.(1)	13,279	$761,152
Columbia Sportswear Co.	2,145	187,859
Deckers Outdoor Corp.(1)	2,825	1,127,627
Hanesbrands, Inc.(2)	49,516	314,922
Levi Strauss & Co., Class A(2)	7,415	115,081
lululemon Athletica, Inc.(1)	14,379	4,606,744
NIKE, Inc., Class B	157,284	18,403,801
PVH Corp.	9,809	692,417
Ralph Lauren Corp.	4,524	478,051
Skechers USA, Inc., Class A(1)	20,147	845,167
Tapestry, Inc.	30,789	1,172,445
Under Armour, Inc., Class A(1)	22,834	231,993
VF Corp.	41,223	1,138,167
		$30,075,426
Thrifts & Mortgage Finance — 0.1%
Essent Group, Ltd.	16,779	$652,368
MGIC Investment Corp.	43,154	561,002
New York Community Bancorp, Inc.	60,991	524,523
Rocket Cos, Inc., Class A	40,000	280,000
TFS Financial Corp.	9,601	138,350
		$2,156,243
Trading Companies & Distributors — 0.4%
Air Lease Corp.	17,419	$669,238
Beacon Roofing Supply, Inc.(1)	3,873	204,456

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Trading Companies & Distributors (continued)
Core & Main, Inc., Class A(1)	12,500	$ 241,375
Fastenal Co.	71,936	3,404,011
MSC Industrial Direct Co., Inc., Class A	7,733	631,786
SiteOne Landscape Supply, Inc.(1)	6,263	734,775
United Rentals, Inc.(1)	14,090	5,007,868
Univar Solutions, Inc.(1)	41,070	1,306,026
W.W. Grainger, Inc.	5,359	2,980,944
WESCO International, Inc.(1)	4,041	505,933
		$15,686,412
Water Utilities — 0.2%
American Water Works Co., Inc.	40,583	$6,185,661
Essential Utilities, Inc.	54,761	2,613,742
		$8,799,403
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.(1)	70,068	$9,809,520
		$9,809,520
Total Common Stocks (identified cost $2,679,100,101)		$3,832,020,937

Rights — 0.0%(3)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(3)
Abiomed, Inc., CVR(1)(4)(5)	7,614	$ 7,766
Total Rights (identified cost $7,766)		$ 7,766

Short-Term Investments — 0.1%
Affiliated Fund — 0.0%(3)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(6)	686,926	$ 686,926
Total Affiliated Fund (identified cost $686,926)		$ 686,926
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(7)	3,759,068	$ 3,759,068
Total Securities Lending Collateral (identified cost $3,759,068)		$ 3,759,068
Total Short-Term Investments (identified cost $4,445,994)		$ 4,445,994
Total Investments — 99.9% (identified cost $2,683,553,861)		$3,836,474,697
Other Assets, Less Liabilities — 0.1%		$ 3,510,731
Net Assets — 100.0%		$3,839,985,428

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2022. The aggregate market value of securities on loan at December 31, 2022 was $14,383,698 and the total market value of the collateral received by the Fund was $14,730,358, comprised of cash of $3,759,068 and U.S. government and/or agencies securities of $10,971,290.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Restricted security. Total market value of restricted securities amounts to $7,766, which represents less than 0.05% of the net assets of the Fund as of December 31, 2022.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.
(7)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
CVR	– Contingent Value Rights

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR	12/28/22	$7,766
The Fund did not have any open derivative instruments at December 31, 2022.
Affiliated Investments
At December 31, 2022, the value of the Fund’s investment in funds that may be deemed to be affiliated  was $686,926, which represents less than 0.05% of the Fund’s net assets. Transactions in such funds by the Fund for the fiscal year to date ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,102,248	$83,449,203	$(85,864,525)	$ —	$ —	$686,926	$47,904	686,926

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$3,832,020,937(2)	$ —	$ —	$3,832,020,937
Rights	—	—	7,766	7,766
Short-Term Investments:
Affiliated Fund	686,926	—	—	686,926
Securities Lending Collateral	3,759,068	—	—	3,759,068
Total Investments	$3,836,466,931	$ —	$7,766	$3,836,474,697

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2022 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.